Product and Geographic Information	12 Months Ended
Jan. 02, 2016
Segment Reporting [Abstract]
Product and Geographic Information
PRODUCT AND GEOGRAPHIC INFORMATION
Segment Information
Effective January 1, 2016, the Company's Board of Directors appointed a new President and Chief Executive Officer whom the Company has determined to be its Chief Operating Decision Maker. The Company continues to operate as a single operating segment and derives its revenues from seven principal product categories.
Product Information
The following table presents net sales from external customers for the Company's seven principal product categories (in millions):

Net Sales	2015	2014	2013
ICD Systems	$1,582	$1,746	$1,741
Atrial Fibrillation Products	1,096	1,044	957
Pacemaker Systems	941	1,047	1,042
Vascular Products	716	709	704
Structural Heart Products	595	639	631
Neuromodulation Products	475	437	426
Thoratec Products	136	—	—
Net sales	$5,541	$5,622	$5,501

On January 13, 2016, the Company announced that it would change its sales reporting starting in 2016 to closely align with how it will manage the business in five key areas: Heart Failure, Atrial Fibrillation, Neuromodulation, Cardiovascular Disease and Traditional Cardiac Rhythm Management. The Company’s sales results were managed on the basis of its existing product categories through 2015, with the intention that sales reporting be managed under the new classification once it is fully effective in the first quarter of 2016.
The Company had no individual customer that represented 10 percent or more of its consolidated net sales during 2015, 2014 or 2013.
Geographic Information
The following table presents net sales by significant country based on customer location (in millions):

Net Sales	2015	2014	2013
United States	$2,838	$2,657	$2,596
Japan	456	526	567
Other foreign countries	2,247	2,439	2,338
Net sales	$5,541	$5,622	$5,501

The amounts for long-lived assets by significant country include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	January 2, 2016	January 3, 2015	December 28, 2013
United States	$1,011	$1,005	$1,045
Other foreign countries	309	338	365
Total long-lived assets	$1,320	$1,343	$1,410